Stockholders' Equity (Deficit) - Company Recognized Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Allocated share-based compensation expense	$ 91,167	$ 206,651	$ 275,171	$ 658,731	$ 862,281	$ 911,398
General And Administrative Expense [Member]
Allocated share-based compensation expense	65,318	141,974	202,696	434,314	574,244	603,787
Cost Of Sales [Member]
Allocated share-based compensation expense	584	(2,807)	1,146	924	964	13,776
Selling And Marketing Expense [Member]
Allocated share-based compensation expense	5,090	10,523	15,694	35,981	45,951	56,732
Research And Development Expense [Member]
Allocated share-based compensation expense	$ 20,175	$ 56,961	$ 55,635	$ 187,512	$ 241,122	$ 237,103